Share-Based Compensation Plans - Schedule of Exercise Price Range for Employee Stock Option Plans (Detail)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
CIPOP [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price		₨ 10.00
Number of option outstanding			5,061,646
Weighted average remaining contractual life of Options	0	0
Weighted average exercise price			₨ 10.00
CIESOP [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of option outstanding	7,130,625	8,962,666	9,602,201
Weighted average remaining contractual life of Options	0	0
Weighted average exercise price	₨ 275.47	₨ 264.31	₨ 302.56
CIESOP [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	187.00	126.95
CIESOP [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	₨ 291.25	₨ 291.25
CIPOP Phantom [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of option outstanding			825,184
Weighted average remaining contractual life of Options	0	0
Weighted average exercise price			₨ 10.00